FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Hedge agreements	$ 38,000	$ 0
Tower and Jazz Debentures [Member]
Debt Instrument [Line Items]
Fair value of debentures	97,000	402,000
Carrying amount	$ 52,000	$ 217,000